Related Party Transactions and Former Parent Investment - Narrative (Details) $ in Millions, $ in Millions	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026 USD ($) shares	Sep. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) shares	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 01, 2018 CAD ($)
Related Party Transaction [Line Items]
Transaction costs	$ 16	$ 3	$ 57		$ 73	$ 5
Long-term debt	$ 1,981				$ 1,981
Number of shares outstanding (in shares) | shares	294,840,885		294,821,318		294,840,885		0
Related party
Related Party Transaction [Line Items]
Related party transaction							$ (411)	$ (345)	$ (137)
Related party | S&P Global
Related Party Transaction [Line Items]
Long-term debt							$ 230
Related party | S&P Global | Allocation for shared services
Related Party Transaction [Line Items]
Related party transaction	$ 0		$ 64	$ 46
Related party | S&P Global | Transaction cost
Related Party Transaction [Line Items]
Related party transaction			22	$ 2
Related party | S&P Global | Severance cost
Related Party Transaction [Line Items]
Related party transaction			$ 2
Related party | Carfax Canada
Related Party Transaction [Line Items]
Stated interest rate										6.00%
Debt face amount										$ 403